Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Useful Lives

	June 30,	December 31,
	2021	2020
Capitalized internal-use software	$6,569	$6,167
Computer equipment and servers	866	631
Furniture and fixtures	184	184
Leasehold improvements	114	114
Construction in progress	1,908	1,037
Total property and equipment	9,641	8,133
Accumulated depreciation and amortization	(3,940)	(2,841)
Property and equipment, net	$5,701	$5,292

The following table presents the estimated useful lives of the Company’s property and equipment:

Property and Equipment	Useful Life
Computer equipment and servers	3 years
Capitalized internal-use software	3 years
Office equipment and other	5 years
Leased equipment and leasehold improvements	Lesser of estimated useful life or
remaining lease term

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Capitalized internal-use software	$6,167	$3,554
Computer equipment and servers	631	458
Furniture and fixtures	184	238
Leasehold improvements	114	143
Construction in progress	1,037	519
Total property and equipment	8,133	4,912
Accumulated depreciation and amortization	(2,841)	(1,264)
Property and equipment, net	$5,292	$3,648

Schedule of Cash, Cash Equivalents and Restricted Cash

A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
Cash and cash equivalents	$262,728	$25,628
Restricted Cash included in other long-term assets and other current assets as of December 31, 2020 and 2019, respectively	2,920	2,920
Cash, cash equivalents and restricted cash	$265,648	$28,548

Schedule of Cash, Cash Equivalents and Restricted Cash

	June 30,	December 31,
	2021	2020
Cash and cash equivalents	$692,778	$262,728
Restricted cash included in other long-term assets	2,920	2,920
Cash, cash equivalents and restricted cash	$695,698	$265,648